Related party disclosure (Detail 15) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Received by UBS
Fees	SFr 36	SFr 36	SFr 33
Paid by UBS
Rent	4	4	5
Dividends and capital repayments	9	15	13
UBS AG
Received by UBS
Fees	36	36	33
Paid by UBS
Rent	4	4	5
Dividends and capital repayments	SFr 9	SFr 15	SFr 13